Investments and Recurring Fair Value Measurements (Tables) - CIK 001836707 SBEA Merger Sub LLC	12 Months Ended
Dec. 31, 2021
Schedule of fair value measured on recurring basis

	Level 1	Level 2	Level 3
Assets:
Investments held in Trust Account – U.S. Treasury Bills	$345,072,450	$—	$—

Liabilities:
Private Placement Warrants	—	—	8,813,190
Public Warrants	16,102,300	—	—

Schedule of monte carlo simulation model for the private warrants

	March 2,
	2021
	(Initial	December 31,
Input	Measurement)	2021
Risk-free interest rate	1.01%	1.37%
Expected term (years)	6.46	6.25
Stock price	$9.584	$10.150
Probability of completing business combination	80%	95%
Expected volatility	24.2%	16.2%
Exercise price	$11.50	$11.50

Schedule of fair value of warrant liabilities

Fair Value at December 31, 2020	$—
Fair value at issuance March 2 2021	22,182,906
Public Warrants reclassified to level 1(1)	(8,855,000)
Change in fair value	(4,514,716)
Fair Value at December 31, 2021	$8,813,190
(1)	Assumes the Public Warrants were reclassified on June 30, 2021.